Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Subsequent Events
N
OTE
4: S
UBSEQUENT
E
VENTS
As described in Note 1,
Background and Nature of Operations
, the business combination was consummated on October 18, 2021 following the successful Horizon shareholder vote on October 14, 2021. The Company became a publicly traded company listed on the Nasdaq Global Select Market (“Nasdaq”) with Class A shares trading under the symbol “SEAT” and warrants trading under the symbol “SEATW”.
In connection with the consummation of the business combination, the Company:

•
Issued 118,200,000 shares of Class B common stock and 6,000,000 warrants at an exercise price of $0.001 per share to purchase Class B common stock to Hoya Topco in exchange for the outstanding shares of Hoya Intermediate;

•	Issued 29,431,260 shares of Class A common stock to former shareholders of Horizon, whereby $311,898 thousand in cash and cash equivalents of Horizon became available to the Company;

•
Received $475,172 thousand in aggregate consideration from certain third-party investors, including Horizon Sponsor, LLC, in exchange for 47,517,173 shares of Class A common stock, pursuant to a private investment in public equity (“PIPE”). The PIPE proceeds include $250,172 thousand in cash and cash equivalents contributed by Horizon’s sponsor, Eldridge Industries, LLC, and its affiliates in connection with a backstop commitment to increase the PIPE subscription by an amount equal to the cash redemptions by former public shareholders of Horizon;

•
Used proceeds from the Horizon trust account and PIPE subscription and paid (i) $482,397 thousand towards the repayment of debt held by Hoya Intermediate and its subsidiaries, (ii) $236,005 thousand for the redemption of preferred units held in Hoya Intermediate, and (iii) $54,279 thousand for transaction fees incurred in connection with the business combination;

•
Issued to Horizon Sponsor, LLC (i) warrants to purchase 17,000,000 shares of Class A common stock at an exercise price of $10.00 per share, (ii) warrants to purchase 17,000,000 shares of Class A common stock at an exercise of $15.00 per share, and (iii) 50,000 shares of Class A common stock; and

•
Issued private warrants to purchase 6,519,791 shares of Class A common stock of the Company, at an exercise price of $11.50 per share, and public warrants to purchase 18,132,778 shares of Class A common stock of the Company, at an exercise price of $11.50 per share, to former warrant holders of Horizon, of which public warrants to purchase 5,166,666 shares of Class A common stock were issued to Horizon Sponsor, LLC.

•
The Company’s Board of Directors declared a special dividend of $17,698 thousand, or $0.23 per share, to holders of Class A Common Stock on October 18, 2021, which the Company paid on November 2, 2021.

•
Upon closing, Hoya Topco, Hoya Intermediate, and other designated parties entered into a tax receivable agreement with the Company. Under the terms of the agreement, the Company will pay Hoya Topco and other designated parties a portion of future income tax savings resulting from existing tax attributes related to Hoya Intermediate.

Following the business combination, the Company owns approximately 39.4% of the outstanding equity interests of Hoya Intermediate, which represents a controlling interest in Hoya Intermediate.
The 2021 Employee Stock Purchase Plan and 2021 Incentive Award Plan were approved and adopted in order to facilitate the grant of cash and equity incentive awards to directors, employees and consultants of the Company and its subsidiaries. These plans became effective on October 18, 2021 upon closing of the business combination.

Hoya Intermediate, LLC
Subsequent Event [Line Items]
Subsequent Events
14. S
UBSEQUENT
EVENTS
The Company evaluated subsequent events for recognition or disclosure through the date that these condensed consolidated financial statements were available for issuance. As described in Note 1,
Background, Description of Business and Basis of Presentation
, the Company’s merger with Horizon, which was conditional upon approval by Horizon shareholders, closed on October 18, 2021 following the successful Horizon shareholder vote on October 14, 2021.
The merger was consummated on October 18, 2021 and Vivid Seats Inc. became a publicly traded company listed on the Nasdaq Global Select Market (“Nasdaq”) with Class A shares trading under the symbol “SEAT” and warrants trading under the symbol “SEATW”.
In connection with the consummation of the business combination, Vivid Seats Inc.:

•
Issued 118,200,000 shares of Class B common stock and 6,000,000 warrants at an exercise price of $0.001 per share to purchase Class B common stock to Hoya Topco in exchange for the outstanding shares of Hoya Intermediate, LLC;

•
Issued 29,431,260 shares of Class A common stock to former shareholders of Horizon, whereby $311,898 thousand in cash and cash equivalents of Horizon became available to Vivid Seats Inc. and was contributed to the Company;

•
Received $475,172 thousand in aggregate consideration from certain third-party investors, including Horizon Sponsor, LLC, in exchange for 47,517,173 shares of Class A common stock, pursuant to a private investment in public equity (“PIPE”). The PIPE proceeds include $250,172 thousand in cash and cash equivalents contributed by Horizon’s sponsor, Eldridge Industries, LLC, and its affiliates in connection with a backstop commitment to increase the PIPE subscription by an amount equal to the cash redemptions by former public shareholders of Horizon;

•
Used proceeds from the Horizon trust account and PIPE subscription and paid (i) $482,397 thousand towards the repayment of debt held by the Company, (ii) $236,005 thousand for the redemption of preferred units held in the Company, and (iii) $54,279 thousand for transaction fees incurred in connection with the business combination;

•
Issued to Horizon Sponsor, LLC (i) warrants to purchase 17,000,000 shares of Class A common stock at an exercise price of $10.00 per share, (ii) warrants to purchase 17,000,000 shares of Class A common stock at an exercise of $15.00 per share, and (iii) 50,000 shares of Class A common stock; and

•
Issued private warrants to purchase 6,519,791 shares of Class A common stock of Vivid Seats Inc., at an exercise price of $
11.50
per share, and public warrants to purchase 18,132,778 shares of Class A common stock of Vivid Seats Inc., at an exercise price of $
11.50
per share, to former warrant holders of Horizon, of which public warrants to purchase 5,166,666 shares of Class A common stock of Vivid Seats Inc. were issued to Horizon Sponsor, LLC.

Following the business combination, the Company’s existing shareholders own a controlling interest in Vivid Seats Inc. through ownership of Class B common stock.
The 2021 Employee Stock Purchase Plan and 2021 Incentive Award Plan were approved and adopted in order to facilitate the grant of cash and equity incentive awards to directors, employees and consultants of Vivid Seats Inc. These plans became effective on October 18, 2021 upon closing of the business combination.

20. S
UBSEQUENT
E
VENTS
The Company evaluated subsequent events for recognition or disclosure through May 27, 2021.
On April 21, 2021, the Company and Hoya Topco, LLC, our parent, entered into a definitive transaction agreement with Horizon Acquisition Corporation (“Horizon”), a publicly traded special purpose acquisition company, and Horizon Sponsor, LLC, a Delaware limited liability company, to effect a merger of the Company and Horizon. The merger transaction is expected to close during the second half of 2021.
The merger will be effectuated in the following principal steps:

•
Horizon will merge with and into Vivid Seats Inc., a Delaware corporation formed by the Company to facilitate the merger, upon which the separate corporate existence of Horizon will cease, and Vivid Seats Inc. will become the surviving corporation.

•
Certain third-party investors, including Horizon Sponsor, LLC, will purchase an aggregate of 22,500,000 shares of Class A common stock of Vivid Seats Inc., par value $0.0001 per share for an aggregate purchase price of $225,000 thousand, which is considered a private investment in public equity (“PIPE”). In the event cash proceeds from the merger transaction, which consist of the PIPE financing and the trust account held by Horizon, are less than $768,984 thousand, certain third-party investors will increase the PIPE financing by an amount equal to the shortfall.

•	The shareholders of Hoya Topco, LLC will exchange their interests in the Company for Class B common stock in Vivid Seats Inc., which will be accounted for as a reverse recapitalization.

•
Upon closing, the Company, Hoya Topco, LLC, and other designated parties expect to enter into a tax receivable agreement with Vivid Seats Inc. Under the terms of the expected agreement, Vivid Seats Inc. would be expected to pay Hoya Topco, LLC and other designated parties a portion of future income tax savings resulting from existing tax attributes related to the Company.

Total expected cash proceeds from the merger transaction, which consist of marketable securities held in a trust account by Horizon and the PIPE, are $769,000 thousand. Following the transaction, Hoya Intermediate, LLC shareholders will own a controlling interest in Vivid Seats Inc.
Upon consummation of the transaction, Vivid Seats Inc. will become a publicly traded corporation. The transaction is subject to the approval of the shareholders of Hoya Intermediate, LLC and Horizon.